Accounts Receivable - Summary of Account Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts and Financing Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	¥ 515,334	$ 80,867	¥ 381,273
Less: allowance for doubtful accounts	(4,651)	(730)	(25)
Accounts receivable, net	¥ 510,683	$ 80,137	¥ 381,248